Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

(a)	Operating lease commitments

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through December 2024. As of December 31, 2018, future minimum lease under non-cancelable operating lease agreements were as follows:

Operating Lease
RMB
Years Ending December 31,
2019	57,651
2020	52,982
2021	58,350
2022	49,371
2023	39,690
Thereafter	13,993

Total	272,037

For the years ended December 31, 2016, 2017 and 2018, the Group incurred rental expenses in the amounts of RMB 2,549 and RMB 10,806 and RMB 47,683, respectively.

(b)	Purchase Commitments

As of December 31, 2018, purchase commitments related to royalty fee of content were as follows:

Royalty Fee
RMB
Years Ending December 31, 2019	3,050

Total	3,050

(c)	Capital Commitments

As of December 31, 2018, capital commitments related to construction in progress were as follows:

Royalty Fee
RMB
Years Ending December 31, 2019	8,220

Total	8,220

(d) Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2017 and 2018, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s financial position, results of operations and cash flows.